Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant and Equipment

Year Ended December 31, 2018	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	226,107	2,011,329	1,058,011	28,990	32,631	199,873	3,556,941
Additions	650	10,217	3,584	1,113	649	238,691	254,904
Transfers	15,880	146,012	42,223	—	1,539	(205,654)	—
Disposals or write offs	(6,415)	(57,281)	(12,425)	(2,184)	(506)	(8,579)	(87,390)
Currency translation differences	(90)	3,089	373	(8)	(233)	2,263	5,394

At end of the year	236,132	2,113,366	1,091,766	27,911	34,080	226,594	3,729,849

Accumulated depreciation and impairment
At beginning of the year	(93,765)	(1,199,741)	(519,089)	(20,296)	(18,230)	(3,007)	(1,854,128)
Charge for the year and others	(9,995)	(131,023)	(49,281)	(1,629)	(1,875)	—	(193,803)
Impairment charge	(759)	(19,856)	(3,937)	(37)	(2,066)	(3,270)	(29,925)
Disposals or write offs or transfers	4,095	42,218	9,923	1,676	358	55	58,325
Currency translation differences	78	(4,505)	(52)	10	99	(47)	(4,417)

At end of the year	(100,346)	(1,312,907)	(562,436)	(20,276)	(21,714)	(6,269)	(2,023,948)

Net book value
At end of the year	135,786	800,459	529,330	7,635	12,366	220,325	1,705,901

Year Ended December 31, 2017	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	214,710	1,909,213	990,832	29,227	22,268	229,371	3,395,621
Additions	1,042	9,193	3,995	824	528	204,159	219,741
Transfers	13,913	124,257	75,284	—	10,506	(223,960)	—
Disposals or write offs	(3,280)	(21,746)	(11,061)	(1,032)	(441)	(9,455)	(47,015)
Currency translation differences	(278)	(9,588)	(1,039)	(29)	(230)	(242)	(11,406)

At end of the year	226,107	2,011,329	1,058,011	28,990	32,631	199,873	3,556,941

Accumulated depreciation and impairment
At beginning of the year	(85,323)	(1,063,500)	(469,475)	(19,467)	(11,971)	(6,340)	(1,656,076)
Charge for the year and others	(9,968)	(150,178)	(49,509)	(1,754)	(1,857)	—	(213,266)
Impairment charge	(659)	(3,961)	(10,300)	(3)	(2,715)	(309)	(17,947)
Disposals or write offs or transfers	2,075	11,426	9,663	921	(1,699)	3,664	26,050
Currency translation differences	110	6,472	532	7	12	(22)	7,111

At end of the year	(93,765)	(1,199,741)	(519,089)	(20,296)	(18,230)	(3,007)	(1,854,128)

Net book value
At end of the year	132,342	811,588	538,922	8,694	14,401	196,866	1,702,813

Changes to Exploratory Well Costs

The following table indicates the changes to the Group’s exploratory well costs, which are included in construction in progress, for the years ended December 31, 2018, 2017 and 2016.

	2018	2017	2016
	RMB	RMB	RMB
At beginning of the year	22,843	21,421	20,177
Additions to capitalized exploratory well costs pending the determination of proved reserves	28,045	25,165	21,847
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(15,404)	(14,288)	(10,914)
Capitalized exploratory well costs charged to expense	(8,579)	(9,455)	(9,689)

At end of the year	26,905	22,843	21,421

Aging of Capitalized Exploratory Well Costs

The following table provides an aging of capitalized exploratory well costs based on the date the drilling was completed.

	December 31, 2018	December 31, 2017
	RMB	RMB
One year or less	17,542	15,231
Over one year	9,363	7,612

Balance at December 31	26,905	22,843